Segment Information (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	$ 471	$ 561	$ 364
Depreciation and Amortization	467	462	495
Aerospace Systems
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	237	376	190
Depreciation and Amortization	215	208	213
Mission Systems
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	141	131	107
Depreciation and Amortization	153	158	181
Technology Services
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	3	3	7
Depreciation and Amortization	36	36	35
Corporate
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	90	51	60
Depreciation and Amortization	$ 63	$ 60	$ 66